Financial Instruments and Hedging Activities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Foreign currency exchange gain	$ 0.0	$ 0.9	$ (0.5)
Security price guarantees
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Payments for Derivative Instrument, Financing Activities	(0.3)	(5.3)
Cash received to settle contracts			$ (3.8)
Derivatives Not Designated as Hedges
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, Notional Amount	$ 138.5	$ 283.1
Derivatives Not Designated as Hedges | Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Maturity Period Of Foreign Currency Derivatives	90 days